Intangible Assets and Liabilities	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities

NOTE 5 – INTANGIBLE ASSETS AND LIABILITIES

Intangible assets as of June 30, 2025 and December 31, 2024 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2024	$211,644	$(169,333)	$42,311
Amortization	—	(8,660)	(8,660)
Favorable lease terms June 30, 2025	$211,644	$(177,993)	$33,651

Amortization expense of favorable lease terms for each of the periods ended June 30, 2025 and 2024 is presented in the following table:

	Three Month Period Ended June 30, 2025	Three Month Period Ended June 30, 2024	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024
Favorable lease terms	$(4,220)	$(4,540)	$(8,660)	$(9,079)
Total	$(4,220)	$(4,540)	$(8,660)	$(9,079)

The aggregate amortization of the intangible assets for the next five 12-month periods ending June 30 is estimated to be as follows:

Period	Amount
2026	$11,182
2027	5,115
2028	4,982
2029	4,982
2030	4,982
2031 and thereafter	2,408
Total	$33,651

Intangible assets subject to amortization are amortized using straight-line method over their estimated useful lives to their estimated residual value of zero. As of June 30, 2025, the weighted average useful life of the remaining favorable lease terms was 4.6 years. On July 3, 2025, the U.S. Department of Treasury’s Office of Foreign Assets Control added, amongst others, VS Tankers FZE (“VS Tankers”) to the Specially Designated Nationals list after being determined by the State Department to meet the criteria for the imposition of sanctions under Executive Order 13902. Navios Partners had two VLCCs, which were bareboat chartered-out to VS Tankers. On July 4, 2025, Navios Partners terminated the contracts for these vessels. The termination of these contracts is expected to have a $27,277 accelerated amortization impact and the weighted average useful life of the remaining favorable lease term is expected to be 1.0 year.

Intangible liabilities as of June 30, 2025 and December 31, 2024 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2024	$231,407	$(216,141)	$15,266
Amortization	—	(5,792)	(5,792)
Unfavorable lease terms June 30, 2025	$231,407	$(221,933)	$9,474

Amortization income of unfavorable lease terms for each of the periods ended June 30, 2025 and 2024 is presented in the following table:

	Three Month Period Ended June 30, 2025	Three Month Period Ended June 30, 2024	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024
Unfavorable lease terms	$2,912	$3,171	$5,792	$6,307
Total	$2,912	$3,171	$5,792	$6,307

The aggregate amortization of the intangible liabilities for the next five 12-month periods ending June 30 is estimated to be as follows:

Period	Amount
2026	$9,474
2027	—
2028	—
2029	—
2030	—
2031 and thereafter	—
Total	$9,474

Intangible liabilities subject to amortization are amortized using straight-line method over their estimated useful lives to their estimated residual value of zero. As of June 30, 2025, the weighted average useful life of the remaining unfavorable lease terms was 0.8 years.